INVESTMENTS (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments Disclosure [Abstract]
Carrying value of equity securities by balance sheet location [Table Text Block]
As of December 31, 2018, the carrying values of our equity securities were included in the following line items in our consolidated balance sheet (in millions):

	Fair Value with Changes Recognized in Income	Measurement Alternative — No Readily Determinable Fair Value
Marketable securities	$278	$—
Other investments	787	80
Other assets	869	—
Total equity securities	$1,934	$80

Unrealized Gain (Loss) on Investments [Table Text Block]
The calculation of net unrealized gains and losses recognized during the year related to equity securities still held at December 31, 2018 is as follows (in millions):

Year Ended December 31, 2018
Net gains (losses) recognized during the year related to equity securities	$(250)
Less: Net gains (losses) recognized during the year related to equity securities sold during the year	8
Net unrealized gains (losses) recognized during the year related to equity securities still held at the end of the year	$(258)

Equity securities by security type [Table Text Block]
As of December 31, 2017, our equity securities consisted of the following (in millions):

		Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Trading securities	$324	$75	$(4)	$395
Available-for-sale securities	1,276	685	(66)	1,895
Total equity securities	$1,600	$760	$(70)	$2,290

Fair value of equity securities by balance sheet location [Table Text Block]
As of December 31, 2017, the fair values of our equity securities were included in the following line items in our consolidated balance sheet (in millions):

	Trading Securities	Available-for-Sale Securities
Marketable securities	$283	$52
Other investments	—	953
Other assets	112	890
Total equity securities	$395	$1,895

Schedule of Realized Gain (Loss) [Table Text Block]	The sale and/or maturity of available-for-sale equity securities resulted in the following realized activity (in millions):

Year Ended
December 31, 2017
Gross gains	$61
Gross losses	(19)
Proceeds	275

Schedule of debt securities [Table Text Block]
Our debt securities consisted of the following (in millions):

		Gross Unrealized		Estimated Fair Value
	Cost	Gains	Losses
December 31, 2018
Trading securities	$45	$—	$(1)	$44
Available-for-sale securities	4,901	119	(27)	4,993
Total debt securities	$4,946	$119	$(28)	$5,037
December 31, 2017
Trading securities	$12	$—	$—	$12
Available-for-sale securities	5,782	157	(27)	5,912
Total debt securities	$5,794	$157	$(27)	$5,924

Fair value of debt securities by balance sheet location [Table Text Block]
The fair values of our debt securities were included in the following line items in our consolidated balance sheets (in millions):

	December 31, 2018		December 31, 2017
	Trading Securities	Available-for-Sale Securities	Trading Securities	Available-for-Sale Securities
Cash and cash equivalents	$—	$—	$—	$667
Marketable securities	44	4,691	12	4,970
Other assets	—	302	—	275
Total debt securities	$44	$4,993	$12	$5,912

Investments Classified by Contractual Maturity Date [Table Text Block]
The contractual maturities of these available-for-sale debt securities as of December 31, 2018 were as follows (in millions):

	Cost	Estimated Fair Value
Within 1 year	$685	$682
After 1 year through 5 years	3,871	3,948
After 5 years through 10 years	106	122
After 10 years	239	241
Total	$4,901	$4,993

Realized Gain (Loss) on Investments [Table Text Block]
The sale and/or maturity of available-for-sale debt securities resulted in the following realized activity (in millions):

Year Ended December 31,	2018	2017
Gross gains	$22	$7
Gross losses	(27)	(13)
Proceeds	13,710	13,930